Reconciliation of Income Tax Expense (Benefit) Computed by Applying U.S. Statutory Federal Income Tax Rate against Income (Loss) before Income Taxes to Provision (Benefit) for Income Taxes (Detail) - USD ($)
$ in Thousands
	3 Months Ended	12 Months Ended
	Feb. 28, 2019	May 31, 2019	May 31, 2018	May 31, 2017
Income Tax Disclosure [Abstract]
Income tax expense at the U.S. statutory federal income tax rate		$ 71,367	$ 121,812	$ 85,517
Impact of foreign operations		(1,571)	(16,276)	(20,156)
State and local income taxes, net		7,224	9,520	4,734
Impact of global intangible low-taxed income		5,772
Domestic manufacturing deduction			(4,839)	(2,537)
Nondeductible business expense		2,259	2,473	2,394
Valuation allowance		7,021	(5,235)	933
Deferred tax liability for unremitted foreign earnings			(77,970)	(621)
Changes in unrecognized tax benefits		(8,480)
Other		1,195	737	1,476
Equity-based compensation		(4,496)	(4,652)	(12,078)
Transition tax liability	$ 1,800	(1,868)	67,899
Remeasurement of U.S. deferred income taxes		(6,265)	(15,678)
Provision for Income Taxes		$ 72,158	$ 77,791	$ 59,662
Effective Income Tax Rate		21.20%	18.70%	24.40%